Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
Significant changes in the contract assets and the contract liabilities balances during the period from January 1, 2018 through July 1, 2018 (Predecessor) and period from July 2, 2018 through December 31, 2018 (Successor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2018 (Predecessor)	7	(55)	(48)
Amortization of revenue that was included in the beginning contract liability balance	—	25	25
Cash received, excluding amounts recognized as revenue	—	(2)	(2)
Cash received against the beginning contract asset balance	(7)	—	(7)
Contract assets recognized during the period	9	—	9
Net contract liability at July 1, 2018 (Predecessor)	9	(32)	(23)
Fresh start adjustments	—	32	32

Net contract asset at July 2, 2018 (Successor)	9	—	9
Cash received, excluding amounts recognized as revenue	—	(21)	(21)
Cash received against the beginning contract asset balance	(9)	—	(9)
Contract assets recognized during the period	1	—	1
Net contract liability at December 31, 2018 (Successor)	1	(21)	(20)

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2019 (Successor) are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019 (Successor)	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	14	14
Cash received, excluding amounts recognized as revenue	—	(22)	(22)
Cash received against the beginning contract asset balance	(1)	—	(1)
Contract assets recognized during the period	—	—	—
Net contract liability at December 31, 2019 (Successor)	—	(29)	(29)

The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Accounts receivable, net	173	208
Current contract assets (1)	—	1
Non-current contract assets (1)	—	—
Current contract liabilities (deferred revenues) (1)	(20)	(12)
Non-current contract liabilities (deferred revenues) (1)	(9)	(9)

(1)
Current contract assets and liabilities balances are included in “Other current assets” and “Other current liabilities,” respectively in our Consolidated Balance Sheets as of December 31, 2019 (Successor).